Accounts receivable, net - Schedule of accounts receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accounts receivable, net
Accounts receivable	¥ 49,723	$ 7,110	¥ 55,720
Less: allowance for credit losses	(6,495)	(928)	(4,916)
Total accounts receivable, net	¥ 43,228	$ 6,182	¥ 50,804